Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Issuance of Shares on Exercise of Warrants (in Dollars)		$ 28,950		$ 324,258
Additional Paid-in Capital [Member]
Issuance of Shares on Exercise of Warrants (in Dollars)		$ 9,492		$ (106,315)
Cash Exercise Of Warrants [Member]
Warrants Exercised	0	3,000	0	33,601
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	1,500	0	16,801